Summary of Significant Accounting Policies - Assets and Liabilities Measured at Fair Value (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
United States Treasury Obligations (Level 1)	$ 64,995,883	$ 72,995,469
Commodity Futures Contracts (Level 1)	53,282	(21,654)
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
United States Treasury Obligations (Level 1)	64,995,883	72,995,469
Commodity Futures Contracts (Level 1)	$ 53,282	$ (21,654)